Related Party Transactions	9 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
Related party transactions

15. Related party transactions

The Company has provided and purchased services to and from various affiliates of certain directors or entities under common control. The dollar amounts related to these related party activities are not significant to our unaudited condensed consolidated financial statements. Intercompany balances and transactions between the Company and its subsidiaries, which are related parties, have been eliminated on consolidation and are not disclosed in this note.

During the prior year, the Company entered into a lease with the affiliate of one of our directors. The balance of the right of use asset and lease liability as of September 30, 2023 was $3,009 and $3,416, respectively.